Derivative Warrants Liabilities (Details) - Schedule of Derivative Warrants Liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Derivative Warrants Liabilities [Abstract]
Opening balance	$ 138	$ 50
Recognition of fair value of 2021 Warrant issued upon substantial modification of terms (see Note 6A1)			50
Recognition of fair value of Warrant Share issued at Effective Date (see Note 6C)		88
Change in fair value of derivative warrant liability	(66)
Closing balance	$ 72	$ 138	$ 50